Significant Accounting Policies - Revenue recognition (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) item product	Dec. 31, 2020 USD ($) product	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Total revenues	¥ 2,054,095,000	$ 314,804	¥ 1,478,493,000	¥ 1,145,517,000
Capitalized contract cost	199,873,000
Amortization of contract cost	182,134,000		142,772,000	86,394,000
Impairment of contract cost assets	0		0	0
Contract liability
Contract liability	2,529,915,000		2,029,872,000	1,559,875,000
Future output VAT associated with contract liability	151,795,000		121,887,000	93,593,000
Refund liability	35,407,000		24,255,000	22,653,000
Deposits from students	3,929,000		10,577,000	8,670,000
Deferred revenues	2,721,046,000		2,186,591,000	1,684,791,000
Revenue recognized from contract with customer liability	1,165,093,000
Revenue recognized from performance obligations satisfied	0
Remaining performance obligation amount	¥ 2,529,915,000
Minimum
Contract liability
Revenue expected to be recognized (in months)	12 months
Maximum
Contract liability
Revenue expected to be recognized (in months)	18 months
One-on-one offerings
Total revenues	¥ 1,957,013,000	299,925	1,365,706,000	1,044,769,000
Small class offerings
Total revenues	¥ 97,082,000	$ 14,879	112,787,000	100,748,000
Prepaid credit packages
Total lessons | item	3
Lessons taught by foreign teacher | item	2
Lessons taught by Chinese teacher | product	1
Total revenues	¥ 2,048,014,000		1,464,192,000	1,114,551,000
Prepaid credit packages | Minimum
Lesson duration	45	45
Prepaid credit packages | Maximum
Lesson duration	50	50
Prepaid credit packages | One-on-one offerings
Total revenues	¥ 1,950,932,000		1,351,405,000	1,013,803,000
Prepaid credit packages | One-on-one offerings | Minimum
Lesson credits | product	20	20
Obligation term	3 months	3 months
Prepaid credit packages | One-on-one offerings | Maximum
Lesson credits | product	720	720
Obligation term	60 months	60 months
Prepaid credit packages | Small class offerings
Total revenues	¥ 97,082,000		112,787,000	100,748,000
Prepaid credit packages | Small class offerings | Minimum
Obligation term	7 days	7 days
Prepaid credit packages | Small class offerings | Maximum
Obligation term	1 year	1 year
Credits for lessons
Total revenues	¥ 1,861,465,000		1,360,188,000	1,114,551,000
Credits for lessons | One-on-one offerings
Total revenues	1,766,183,000		1,247,401,000	1,013,803,000
Credits for lessons | Small class offerings
Total revenues	95,282,000		112,787,000	100,748,000
Credits for learning materials
Total revenues	166,294,000		101,248,000
Credits for learning materials | One-on-one offerings
Total revenues	164,494,000		101,248,000
Credits for learning materials | Small class offerings
Total revenues	1,800,000
Physical textbook and learning machine
Total revenues	20,255,000		2,756,000
Physical textbook and learning machine | One-on-one offerings
Total revenues	¥ 20,255,000		2,756,000
Prepaid membership packages
Adjustment of effects of significant financing component	true	true
Total revenues	¥ 6,081,000		14,301,000	30,966,000
Prepaid membership packages | One-on-one offerings
Total revenues	¥ 6,081,000		¥ 14,301,000	¥ 30,966,000
Copy rights
Contract liability
Estimated useful lives (in years)	5 years	5 years
Copy rights | Minimum
Contract liability
Estimated useful lives (in years)	3 years	3 years
Copy rights | Maximum
Contract liability
Estimated useful lives (in years)	10 years	10 years